Other current assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other current assets
Input value-added tax recoverable	330,482	388,473
Income tax recoverable	47,819	57,741
Value-added tax refund from export sales	31,670	191,138
Prepaid input VAT & customs duty for import machinery and materials	14,226	2,096
Prepaid expenses	12,311	17,502
Prepayment for application of land use right		43,010
Foreign exchange forward contract instruments	237	79
Deferred issuance cost		10,873
Accounts receivable recovery from insurance companies	15,059	17,313
Entrusted loan to a related party	40,080
Deposit receivable	51,798	18,759
Current portion of land use rights	10,063	5,555
Amount due from related parties	3,356	1,137
Others	22,469	53,990
Other current assets	579,570	807,666